U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,836	$ 5,647	$ 4,872
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	(46)	1,867	449
Net cash provided by operating activities	11,446	7,958	9,820
Investing Activities
Other, net	(303)	(1,261)	(1,070)
Net cash provided by (used in) investing activities	(21,024)	(20,253)	(32,704)
Financing Activities
Net increase (decrease) in short-term borrowings	1,306	(4,167)	(2,205)
Proceeds from issuance of long-term debt	2,041	4,966	3,611
Principal payments or redemption of long-term debt	(2,883)	(11,415)	(3,300)
Proceeds from issuance of preferred stock	487	2,163	676
Proceeds from issuance of common stock	524	395	180
Redemption of preferred stock	(500)
Repurchase of common stock	(2,282)	(1,856)	(514)
Cash dividends paid on preferred stock	(254)	(204)	(118)
Cash dividends paid on common stock	(1,576)	(1,347)	(817)
Net cash provided by (used in) financing activities	9,803	6,585	22,359
Change in cash and due from banks	225	(5,710)	(525)
Cash and due from banks at beginning of period	8,252	13,962	14,487
Cash and due from banks at end of period	8,477	8,252	13,962
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,836	5,647	4,872
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	139	(5,578)	(3,551)
Other, net	(40)	(35)	12
Net cash provided by operating activities	5,935	34	1,333
Investing Activities
Proceeds from sales and maturities of investment securities	75	979	297
Purchases of investment securities	(118)	(35)	(36)
Equity distributions from subsidiaries	12	845	77
Net (increase) decrease in short-term advances to subsidiaries	4,543	207	(4,613)
Long-term advances to subsidiaries	(750)	(500)
Other, net	(9)	(22)	(3)
Net cash provided by (used in) investing activities	3,753	1,474	(4,278)
Financing Activities
Net increase (decrease) in short-term borrowings	4	105	(31)
Proceeds from issuance of long-term debt	1,500	3,550	2,426
Principal payments or redemption of long-term debt	(2,850)	(5,412)	(851)
Proceeds from issuance of preferred stock	487	2,163	676
Proceeds from issuance of common stock	524	395	180
Redemption of preferred stock	(500)
Repurchase of common stock	(2,282)	(1,856)	(514)
Cash dividends paid on preferred stock	(254)	(204)	(118)
Cash dividends paid on common stock	(1,576)	(1,347)	(817)
Net cash provided by (used in) financing activities	(4,947)	(2,606)	951
Change in cash and due from banks	4,741	(1,098)	(1,994)
Cash and due from banks at beginning of period	3,630	4,728	6,722
Cash and due from banks at end of period	$ 8,371	$ 3,630	$ 4,728